STOCK-BASED COMPENSATION - Stock option activity (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares
Share-based payment arrangements [Abstract]
Stock options outstanding, beginning of year (in shares) | shares	994,599	823,527
Granted (in shares) | shares	1,054,106	241,327
Exercised (in shares) | shares	(472,230)	(19,261)
Forfeited (in shares) | shares	(509,084)	(50,994)
Stock options outstanding, beginning of year (in shares) | shares	1,067,391	994,599
Stock options exercisable, end of year, time-vested options | shares	138,896	531,910
Stock options outstanding, beginning of year (in dollars per share) | $ / shares	$ 35.87	$ 33.56
Granted (in dollars per share) | $ / shares	40.83	45.37
Exercised (in dollars per share) | $ / shares	26.31	25.70
Forfeited (in dollars per share) | $ / shares	45.33	47.39
Stock options outstanding, beginning of year (in dollars per share) | $ / shares	40.49	35.87
Stock options exercisable, end of year, time-vested options (in dollars per share) | $ / shares	$ 34.53	$ 28.06